HELD-TO-MATURITY INVESTMENTS - (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
INVESTMENTS
Held-to-maturity financial assets.	$ 108,923
Interest received	1,907
Expected credit losses recognized	0
U.S. treasury bills
INVESTMENTS
Held-to-maturity financial assets.	90,430
Interest receivables	1,095
Time deposit
INVESTMENTS
Held-to-maturity financial assets.	18,493
Interest receivables	$ 575
Minimum
INVESTMENTS
Maturity period (months)	3 months
Maximum
INVESTMENTS
Maturity period (months)	12 months